Discontinued Operations Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Sep. 30, 2016
Assets and Liabilities Held for Sale [Line Items]
Adient assets and liabilities held for sale [Table Text Block]
The following table summarizes the carrying value of Adient, reclassified as assets and liabilities held for sale at September 30, 2016 and 2015 (in millions):

	September 30, 2016	September 30, 2015

Cash	$105	$44
Cash in escrow related to Adient debt	2,034	—
Accounts receivable - net	2,071	2,134
Inventories	672	712
Other current assets	756	814
Assets held for sale	$5,638	$3,704

Property, plant and equipment - net	$2,240	$2,187
Goodwill	2,385	2,364
Other intangible assets - net	113	129
Investments in partially-owned affiliates	1,745	1,646
Other noncurrent assets	891	528
Noncurrent assets held for sale	$7,374	$6,854

Short-term debt	$41	$17
Current portion of long-term debt	38	7
Accounts payable	2,764	2,594
Accrued compensation and benefits	430	392
Other current liabilities	975	946
Liabilities held for sale	$4,248	$3,956

Long-term debt	$3,441	$346
Pension and postretirement benefits	188	118
Other noncurrent liabilities	259	364
Noncurrent liabilities held for sale	$3,888	$828

Assets and Liabilities Held for Sale, Specific Transactions [Table Text Block]
The following table summarizes the carrying value of the Tyco assets and liabilities held for sale at September 30, 2016 (in millions):

Accounts receivable - net	$9
Inventories	7
Other current assets	3
Property, plant and equipment - net	15
Goodwill	89
Other intangible assets - net	30
Other noncurrent assets	4
Assets held for sale	$157

Accounts payable	$9
Other current liabilities	19
Liabilities held for sale	$28